NOTIFICATION OF ELECTION UNDER RULE 24f-1


1.   Name and address of issuer:

     Canandaigua National Collective Investment Fund for Qualified Trusts (the "Fund"), 72 South Main Street, Canandaigua, New York 14424.

2.   Name of each series or class of funds for which this notice is filed:

     Equity Portfolio; Bond Portfolio


3.   Investment Company Act File Number:     811-7322
     Securities Act File Number:             33-53698

4. Number and aggregate sale price of securities sold with respect to which this Notice of Retroactive Registration is filed:

     22,832.942 Shares and Aggregate Sale Price: $418,246.03

5. Period of time during which securities were sold with respect to which this Notice of Retroactive Registration is filed:

     July 1, 1997 through August 8, 1997.

6.   Calculation of registration fee:

(i)  Aggregate sale price of securities sold  with  respect  to  which this
Notice of Retroactive Registration is filed:      $418,246.03

(ii)  Multiplier prescribed by Section 6(b) of the Securities Act   of 1933
or other applicable law or regulation:

     1/33rd of 1% of aggregate sales price of securities sold

(iii)  Base  registration  fee  due  [line  (i) multiplied by line (ii)]:
        $126.74

(iv) Base registration fee tripled per Rule 24f-1(c): $380.22


7. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: August 11, 1997.


8.   ISSUER STATEMENT:

     Pursuant to Rule 24f-1(b)(2), the Fund hereby confirms that the securities with respect to which this Notice of Retroactive Registration is filed were sold in accordance with its usual method of distributing its registered securities, under which prospectuses are made available for delivery to offerees and purchasers of such securities in accordance with
Section 5(b) of the Securities Act of 1933, as amended.


SIGNATURES

This Notification has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ ROBERT J. SWARTOUT, SECRETARY
                              Robert J. Swartout,
                              Secretary and Member, Supervisory Committee
                              of the Fund

Date:  August 11, 1997

* Please print the name and title of the signing officer below the signature.

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EXHIBIT INDEX

Exhibit
Number         Description                   Location

99.1      Certified Copy of Resolutions      Filed
          of Supervisory Committee           herewith

99.2      Opinion of Counsel                 Filed
                                             herewith